Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Exchange Rate Risk - Interest rate risk - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net flows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	$ (480,689)	$ (2,217,680)
Net flows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(137,929)	(30,629)
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(155,634)	(168,812)
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(181,771)	(1,992,343)
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(3,633)	(22,684)
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(1,722)	(3,212)
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Outflows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(480,689)	(2,217,680)
Outflows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(137,929)	(30,629)
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(155,634)	(168,812)
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(181,771)	(1,992,343)
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(3,633)	(22,684)
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(1,722)	(3,212)
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Net flows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	480,689	2,217,680
Net flows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	137,929	30,629
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	155,634	168,812
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	181,771	1,992,343
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	3,633	22,684
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	1,722	3,212
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Outflows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	480,689	2,217,680
Outflows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	137,929	30,629
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	155,634	168,812
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	181,771	1,992,343
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	3,633	22,684
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	1,722	3,212
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	$ 0	$ 0